UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

                                                New York, NY          8/14/08
     ---------------------------                -------------         -------
             [Signature]                         [City, State]         Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      105

Form 13F Information Table Value Total:      $520,565
                                             -----------
                                             (thousands)

List of Other Included Managers:

1     MFP Investors LLC


              COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6   COLUMN 7
-----------------------------------  --------------  ---------  --------  -------------------------  ----------  --------

                                                                 VALUE     SHRS OR    SH/     PUT/   INVESTMENT   OTHER
NAME OF ISSUER                       TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT    PRN     CALL   DISCRETION  MANAGERS
-----------------------------------  --------------  ---------  --------  ---------  ------  ------  ----------  --------


Allied World Assur Hldg Ltd.         SHS             G0219G203    6,113     154,297  SH              SOLE               1
Aspen Insurance Holdings Ltd.        SHS             G05384105      473      20,000  SH              SOLE               1
Enstar Group Ltd.                    SHS             G3075P101    8,199      93,700  SH              SOLE               1
Flagstone Reinsurance Holdings Ltd.  SHS             G3529T105      396      33,600  SH              SOLE               1
Ingersoll-Rand Company Ltd.          CL A            G4776G101   10,151     271,211  SH              SOLE               1
Maiden Holdings Ltd.                 SHS             G5753U112    2,164     338,100  SH              SOLE               1
TYCO International Ltd. Bermuda      SHS             G9143X208   17,117     427,500  SH              SOLE               1
Tyco Electronics Ltd.                COM NEW         G9144P105   13,529     377,700  SH              SOLE               1
Abington Community Bancorp Inc.      COM             00350L109    4,133     453,200  SH              SOLE               1
Adaptec Inc.                         COM             00651F108    2,593     810,400  SH              SOLE               1
Altria Group Inc.                    COM             02209S103    3,290     160,000  SH              SOLE               1
American Greetings Corp.             CL A            026375105   12,463   1,010,000  SH              SOLE               1
American Intl Group Inc              COM             026874107   15,346     580,000  SH              SOLE               1
Arkansas Best Corp.                  COM             040790107   21,427     584,800  SH              SOLE               1
Armstrong World Inds Inc.            COM             04247X102    9,444     323,200  SH              SOLE               1
Autoliv Inc.                         COM             052800109    4,662     100,000  SH              SOLE               1
BCSB Bankcorp, Inc.                  COM             055367106      478      44,700  SH              SOLE               1
BKF Cap Group Inc.                   COM             05548G102      848     376,700  SH              SOLE               1
BNCCORP Inc.                         COM             055936108    1,351     149,250  SH              SOLE               1
Bancorp Rhode Island, Inc.           COM             059690107    3,443     120,500  SH              SOLE               1
Beneficial Mutual Bancorp, Inc.      COM             08173R104    1,411     127,500  SH              SOLE               1
Benjamin Franklin Bancorp Inc.       COM             082073107    1,317     102,000  SH              SOLE               1
Berkshire Hathaway Inc               CL A            084670108    1,207          10  SH              SOLE
Boyd Gaming Corp.                    COM             103304101    1,884     150,000  SH              SOLE               1
CBS Corp New                         CL B            124857202    7,685     394,300  SH              SOLE               1
Cabot Corp.                          COM             127055101    2,190      90,100  SH              SOLE               1
Calpine Corp.                        COM NEW         131347304    6,722     297,956  SH              SOLE               1
Cape Bancorp Inc.                    COM             139209100    1,463     150,000  SH              SOLE               1
Charlotte Russe Hldg Inc             COM             161048103    1,840     103,615  SH              SOLE               1
Chicos Fas Inc.                      COM             168615102      537     100,000  SH              SOLE               1
ConocoPhillips                       COM             20825C104   26,064     292,000  SH              SOLE               1
Conseco Inc                          COM NEW         208464883   21,076   2,124,626  SH              SOLE               1
Dana Holding Corp.                   COM             235825205      584     109,220  SH              SOLE               1
Danvers Bancorp, Inc.                COM             236442109      385      35,000  SH              SOLE               1
Dearborn Bancorp Inc.                COM             24242R108    1,205     248,000  SH              SOLE               1
Digimarc Corp.                       COM             253807101    1,133      80,000  SH              SOLE               1
Duckwall-Alco Stores, Inc.           COM             264142100    1,704     185,200  SH              SOLE               1
Emmis Communications Corp            CL A            291525103    2,183     866,200  SH              SOLE               1
Encore Cap Group Inc                 COM             292554102    6,974     789,799  SH              SOLE               1
Exxon Mobil Corp.                    COM             30231G102      881      10,000  SH              SOLE
Farmer Bros Co.                      COM             307675108    6,280     296,925  SH              SOLE               1
First Financial Northwest Inc.       COM             32022K102    1,618     162,900  SH              SOLE               1
Forest City Enterprises Inc          CL A            345550107      574      17,800  SH              SOLE               1
Franklin Bank Corp. Del              COM             352451108      373     611,900  SH              SOLE               1
Franklin Resources Inc.              COM             354613101    5,041      55,000  SH              SOLE
Fredericks Hollywood Group           COM             35582T108      426     284,300  SH              SOLE               1
GAMCO Investors Inc.                 COM             361438104    3,885      78,300  SH              SOLE               1
Gencorp Inc.                         COM             368682100    5,034     703,100  SH              SOLE               1
Getty Images Inc.                    COM             374276103    8,584     253,000  SH              SOLE               1
Getty Realty Corp.                   COM             374297109      522      36,218  SH              SOLE
GLG Partners Inc.                    COM             37929X107    1,872     240,000  SH              SOLE               1
GLG Partners Inc.                    W EXP 12/28/11  37929X115      398     200,000  SH              SOLE               1
Goodyear Tire & Rubber Co            COM             382550101   11,787     661,100  SH              SOLE               1
Great Florida Bk Miami Lakes Fla     CL A            390528107      135      28,469  SH              SOLE
Gyrodyne Co. America Inc.            COM             403820103      187       5,391  SH              SOLE
Group 1 Automotive, Inc.             COM             398905109    1,987     100,000  SH              SOLE               1
Harley-Davidson, Inc.                COM             412822108    5,439     150,000  SH              SOLE               1
Hearst-Argyle Television Inc.        COM             422317107    7,680     400,000  SH              SOLE               1
Hilltop Holdings, Inc.               COM             432748101    4,036     391,500  SH              SOLE               1
ICO Inc. New                         COM             449293109    1,348     224,000  SH              SOLE               1
Johnson & Johnson                    COM             478160104    3,539      55,000  SH              SOLE
Johnson Outdoors Inc.                CL A            479167108    5,570     357,034  SH              SOLE               1
Kaiser Aluminum Corp.                COM PAR $0.01   483007704   13,500     252,200  SH              SOLE               1
Keweenaw Land Association Ltd.       COM             493026108    2,739      11,855  SH              SOLE               1
Lear Corp.                           COM             521865105    3,970     280,000  SH              SOLE               1
Leggett & Platt Inc.                 COM             524660107    2,266     135,100  SH              SOLE               1
Louisiana Bancorp Inc New            COM             54619P104    7,316     567,100  SH              SOLE               1
M & F Worldwide Corp.                COM             552541104    4,595     116,900  SH              SOLE               1
MVC Capital Inc.                     COM             553829102   13,919   1,016,800  SH              SOLE               1
Malvern Federal Bancorp, Inc.        COM             561410101    2,196     200,000  SH              SOLE               1
Marlin Business Services Corp.       COM             571157106    3,319     479,000  SH              SOLE               1
McClatchy Co                         CL A            579489105    2,985     440,175  SH              SOLE               1
McGraw Hill Companies Inc.           COM             580645109   17,051     425,000  SH              SOLE               1
Miller Inds Inc Tenn                 COM NEW         600551204    3,005     301,700  SH              SOLE               1
Mothers Wk Inc                       COM             619903107    4,229     420,000  SH              SOLE               1
Nationwide Financial Services Inc    CL A            638612101      139       2,900  SH              SOLE               1
Northwest Airlines Corp.             COM             667280408    6,267     941,105  SH              SOLE               1
NorthWestern Corp.                   COM NEW         668074305    5,465     215,000  SH              SOLE               1
Old Republic Intl Corp.              COM             680223104      250      21,093  SH              SOLE
One Liberty Properties Inc           COM             682406103      992      60,813  SH              SOLE               1
Pantry Inc.                          COM             698657103    1,173     110,000  SH              SOLE               1
Peapack-Gladstone Financial Corp.    COM             704699107    5,264     239,598  SH              SOLE               1
Pfizer Inc.                          COM             717081103    2,220     127,100  SH              SOLE
Philip Morris International Inc.     COM             718172109    7,902     160,000  SH              SOLE               1
Presidential Life Corp.              COM             740884101    1,881     122,000  SH              SOLE               1
Prudential Bancorp Inc. PA           COM             744319104    2,596     225,900  SH              SOLE               1
Republic First Bancorp, Inc.         COM             760416107    1,514     208,500  SH              SOLE               1
Rome Bancorp Inc. New                COM             77587P103      446      40,000  SH              SOLE               1
Rowan Companies, Inc.                COM             779382100   19,635     420,000  SH              SOLE               1
Royal Dutch Shell PLC                Spon ADR A      780259206    3,043      37,239  SH              SOLE
SLM Corp.                            COM             78442P106   10,062     520,000  SH              SOLE               1
Safeguard Scientifics, Inc.          COM             786449108    2,893   2,333,058  SH              SOLE               1
Sears Holdings Corp.                 COM             812350106   26,725     362,816  SH              SOLE               1
Sony Corp                            ADR NEW         835699307   10,165     232,400  SH              SOLE               1
Sovereign Bancorp, Inc.              COM             845905108    4,563     620,000  SH              SOLE               1
State Bancorp Inc N.Y.               COM             855716106    2,090     167,200  SH              SOLE               1
Syms Corp.                           COM             871551107    2,686     197,500  SH              SOLE               1
TFS Financial Corp.                  COM             87240R107    5,795     500,000  SH              SOLE               1
Thomas Properties Group Inc.         COM             884453101    1,476     150,000  SH              SOLE               1
Tuesday Morning Corp                 COM NEW         899035505      575     140,000  SH              SOLE               1
USG Corp.                            COM NEW         903293405    2,845      96,200  SH              SOLE               1
Unitrin Inc.                         COM             913275103    2,840     103,000  SH              SOLE               1
Warwick Valley Tel Co                COM             936750108    1,172     111,002  SH              SOLE               1
Watson Pharmaceuticals Inc.          COM             942683103    2,717     100,000  SH              SOLE               1
Zep, Inc.                            COM             98944B108    1,704     114,500  SH              SOLE               1


[TABLE CONTINUED]

              COLUMN 1                      COLUMN 8
-----------------------------------  -----------------------

                                      VOTING
                                     AUTHORITY
NAME OF ISSUER                         SOLE     SHARED  NONE
-----------------------------------  ---------  ------  ----



Allied World Assur Hldg Ltd.           154,297
Aspen Insurance Holdings Ltd.           20,000
Enstar Group Ltd.                       93,700
Flagstone Reinsurance Holdings Ltd.     33,600
Ingersoll-Rand Company Ltd.            271,211
Maiden Holdings Ltd.                   338,100
TYCO International Ltd. Bermuda        427,500
Tyco Electronics Ltd.                  377,700
Abington Community Bancorp Inc.        453,200
Adaptec Inc.                           810,400
Altria Group Inc.                      160,000
American Greetings Corp.             1,010,000
American Intl Group Inc                580,000
Arkansas Best Corp.                    584,800
Armstrong World Inds Inc.              323,200
Autoliv Inc.                           100,000
BCSB Bankcorp, Inc.                     44,700
BKF Cap Group Inc.                     376,700
BNCCORP Inc.                           149,250
Bancorp Rhode Island, Inc.             120,500
Beneficial Mutual Bancorp, Inc.        127,500
Benjamin Franklin Bancorp Inc.         102,000
Berkshire Hathaway Inc                      10
Boyd Gaming Corp.                      150,000
CBS Corp New                           394,300
Cabot Corp.                             90,100
Calpine Corp.                          297,956
Cape Bancorp Inc.                      150,000
Charlotte Russe Hldg Inc               103,615
Chicos Fas Inc.                        100,000
ConocoPhillips                         292,000
Conseco Inc                          2,124,626
Dana Holding Corp.                     109,220
Danvers Bancorp, Inc.                   35,000
Dearborn Bancorp Inc.                  248,000
Digimarc Corp.                          80,000
Duckwall-Alco Stores, Inc.             185,200
Emmis Communications Corp              866,200
Encore Cap Group Inc                   789,799
Exxon Mobil Corp.                       10,000
Farmer Bros Co.                        296,925
First Financial Northwest Inc.         162,900
Forest City Enterprises Inc             17,800
Franklin Bank Corp. Del                611,900
Franklin Resources Inc.                 55,000
Fredericks Hollywood Group             284,300
GAMCO Investors Inc.                    78,300
Gencorp Inc.                           703,100
Getty Images Inc.                      253,000
Getty Realty Corp.                      36,218
GLG Partners Inc.                      240,000
GLG Partners Inc.                      200,000
Goodyear Tire & Rubber Co              661,100
Great Florida Bk Miami Lakes Fla        28,469
Gyrodyne Co. America Inc.                5,391
Group 1 Automotive, Inc.               100,000
Harley-Davidson, Inc.                  150,000
Hearst-Argyle Television Inc.          400,000
Hilltop Holdings, Inc.                 391,500
ICO Inc. New                           224,000
Johnson & Johnson                       55,000
Johnson Outdoors Inc.                  357,034
Kaiser Aluminum Corp.                  252,200
Keweenaw Land Association Ltd.          11,855
Lear Corp.                             280,000
Leggett & Platt Inc.                   135,100
Louisiana Bancorp Inc New              567,100
M & F Worldwide Corp.                  116,900
MVC Capital Inc.                     1,016,800
Malvern Federal Bancorp, Inc.          200,000
Marlin Business Services Corp.         479,000
McClatchy Co                           440,175
McGraw Hill Companies Inc.             425,000
Miller Inds Inc Tenn                   301,700
Mothers Wk Inc                         420,000
Nationwide Financial Services Inc        2,900
Northwest Airlines Corp.               941,105
NorthWestern Corp.                     215,000
Old Republic Intl Corp.                 21,093
One Liberty Properties Inc              60,813
Pantry Inc.                            110,000
Peapack-Gladstone Financial Corp.      239,598
Pfizer Inc.                            127,100
Philip Morris International Inc.       160,000
Presidential Life Corp.                122,000
Prudential Bancorp Inc. PA             225,900
Republic First Bancorp, Inc.           208,500
Rome Bancorp Inc. New                   40,000
Rowan Companies, Inc.                  420,000
Royal Dutch Shell PLC                   37,239
SLM Corp.                              520,000
Safeguard Scientifics, Inc.          2,333,058
Sears Holdings Corp.                   362,816
Sony Corp                              232,400
Sovereign Bancorp, Inc.                620,000
State Bancorp Inc N.Y.                 167,200
Syms Corp.                             197,500
TFS Financial Corp.                    500,000
Thomas Properties Group Inc.           150,000
Tuesday Morning Corp                   140,000
USG Corp.                               96,200
Unitrin Inc.                           103,000
Warwick Valley Tel Co                  111,002
Watson Pharmaceuticals Inc.            100,000
Zep, Inc.                              114,500
